Significant Accounting Policies - Schedule of estimated useful life of property, plant, and equipment (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Description of estimated lives, property, plant and equipment			Over term of lease, straight line method
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Description of estimated lives, property, plant and equipment			3 years, straight line method
EV equipment
Disclosure of detailed information about property, plant and equipment [line items]
Description of estimated lives, property, plant and equipment			3 years, straight line method
Furniture
Disclosure of detailed information about property, plant and equipment [line items]
Description of estimated lives, property, plant and equipment			7 years, straight line method
Automobile
Disclosure of detailed information about property, plant and equipment [line items]
Description of estimated lives, property, plant and equipment			10 years, straight line method
Leased asset
Disclosure of detailed information about property, plant and equipment [line items]
Description of estimated lives, property, plant and equipment			12 years, straight line method
Diesel and Electric buses
Disclosure of detailed information about property, plant and equipment [line items]
Description of estimated lives, property, plant and equipment	12 years	7 years	12 years, straight line method